Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (3) to PEO	Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid (3) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:	Net Income (Loss) Attributable to Common Stockholders (in thousands)
					Total Stockholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$3,612,732	$3,448,778	$715,495	$667,141	$86.54	$(72,703)
2024	$2,029,286	$1,756,132	$568,325	$488,445	$83.88	$(50,946)
2023	$1,997,705	$108,998	$760,652	$127,461	$64.75	$(74,040)

Named Executive Officers, Footnote	Mr. Stockton was PEO in 2025, 2024 and 20232025: Messrs. Rose, Eubanks and Coe; 2024: Messrs. Rose, Eubanks and Coe; 2023: Messrs. Rose, Eubanks and Nunneley
PEO Total Compensation Amount	$ 3,612,732	$ 2,029,286	$ 1,997,705
PEO Actually Paid Compensation Amount	$ 3,448,778	1,756,132	108,998
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the
Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2025 as follows pursuant to Item
402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2025	2025
Summary Compensation Table Total	$3,612,732	$715,495
SCT Reversal	$(1,307,213)	$(9,281)
New awards outstanding	$—	$—
Change in value of prior-year awards	$—	$—
New awards vested during the year	$1,307,213	$9,281
Vested prior-year awards	$—	$—
Forfeitures	$(163,954)	$(48,354)
Dividends	$—	$—
Compensation Actually Paid	$3,448,778	$667,141

Non-PEO NEO Average Total Compensation Amount	$ 715,495	568,325	760,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 667,141	488,445	127,461
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the
Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2025 as follows pursuant to Item
402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2025	2025
Summary Compensation Table Total	$3,612,732	$715,495
SCT Reversal	$(1,307,213)	$(9,281)
New awards outstanding	$—	$—
Change in value of prior-year awards	$—	$—
New awards vested during the year	$1,307,213	$9,281
Vested prior-year awards	$—	$—
Forfeitures	$(163,954)	$(48,354)
Dividends	$—	$—
Compensation Actually Paid	$3,448,778	$667,141

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Total Shareholder Return Amount	$ 86.54	83.88	64.75
Net Income (Loss) Available to Common Stockholders, Basic	$ (72,703,000)	$ (50,946,000)	$ (74,040,000)
PEO Name	Mr. Stockton
Additional 402(v) Disclosure	Total Shareholder Return is calculated assuming a $100 investment in the Company at the beginning of the period, calculated through the end of the applicable year shown based on the Company's share price and assuming the reinvestment of any dividends during the applicable measurement period.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,213
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,954)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year-End Fair Value Of Equity Awards Granted And Vested In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,307,213)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,281
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,354)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year-End Fair Value Of Equity Awards Granted And Vested In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,281)